Notes Receivable (Details) $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 12, 2017 USD ($)	Jul. 15, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 18, 2016 USD ($)
Deferred revenue, current			$ 15,143	$ 17,198
Deferred revenue, noncurrent			16,468	28,571
Net proceeds on sale				20,842
Loss on sale of securities			0	19,435	$ 0
Non-cash interest income			3,277	541	222
Net cash proceeds from sale of vessels			113,818	0	0
Notes receivable, current			4,802	0
Notes receivable, net of current portion			$ 15,897	6,112
Notes receivable				6,112	$ 0
Sale of MSC Cristina
Debt Instrument Interest Rate			6.00%
Non-cash interest income			$ 961
Gross sale price	$ 126,000
Net cash proceeds from sale of vessels	107,250
Notes receivable, net	$ 18,750
Notes receivable, current			4,687
Notes receivable, net of current portion			$ 9,375
Repayment installments			16
Repayment frequency			quarterly
Accrued interest income			$ 115
Hyundai Merchant Marine Co., Ltd.
Deferred revenue, current			12,102
Deferred revenue, noncurrent			16,468
Trading Securities						$ 40,277
Unsecured Notes			5,931
Deferred revenue amortization			12,102	5,537
Notes receivable			6,522	6,112
Hyundai Merchant Marine Co., Ltd. | Interest Income and Discount Unwinding
Non-cash interest income			$ 410	$ 180
Hyundai Merchant Marine Co., Ltd. | Container vessels | Restructuring Agreement
Charter Revenue		$ 38,461
Hyundai Merchant Marine Co., Ltd. | Senior Notes | Container vessels | Restructuring Agreement
Trading securities equity number of shares | shares			3,657
Proceeds From Debt			$ 7,692
Debt Instrument Interest Rate			3.00%
Maturity Date			Jul. 31, 2024
Hyundai Merchant Marine Co., Ltd. | July 18, 2016 until December 31, 2019 | Container vessels | Restructuring Agreement
Charter Revenue			$ 24,400
Effective Date of Arrangements			Jul. 18, 2016
Termination date			Dec. 31, 2019
Hyundai Merchant Marine Co., Ltd. | From January 1, 2020 and thereafter | Container vessels | Restructuring Agreement
Charter Revenue			$ 30,500
Effective Date of Arrangements			Jan. 01, 2020